Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001491978
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement [Text Block]	ft1491978_SupplementTextBlock

FLEXSHARES TRUST — FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

Supplement dated March 19, 2012 to Prospectus dated March 1, 2012

Footnote 1 to the table under “Fees and Expenses of the Fund” on page 11 is replaced in its entirety with the following:

Under the Fund’s Investment Advisory Agreement, Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) is responsible for most of the operating expenses of the Fund. However, the Investment Adviser is not responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. Other Expenses are estimated for the current fiscal year because the Fund’s financial statements for the fiscal year ended October 31, 2011 reported operating results for less than six months.

Please retain for future reference.

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ft1491978_SupplementTextBlock

FLEXSHARES TRUST — FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

Supplement dated March 19, 2012 to Prospectus dated March 1, 2012

Footnote 1 to the table under “Fees and Expenses of the Fund” on page 11 is replaced in its entirety with the following:

Under the Fund’s Investment Advisory Agreement, Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) is responsible for most of the operating expenses of the Fund. However, the Investment Adviser is not responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. Other Expenses are estimated for the current fiscal year because the Fund’s financial statements for the fiscal year ended October 31, 2011 reported operating results for less than six months.

Please retain for future reference.